Subordinated Liabilities	6 Months Ended
Jun. 30, 2020
13. Subordinated liabilities
Subordinated Liabilities
13. Subordinated liabilities
	Half year ended	Year ended
	30.06.20	31.12.19
	£m	£m
Opening balance as at 1 January	18,156	20,559
Issuances	580	1,352
Redemptions	(296)	(3,248)
Other	1,446	(507)
Closing balance	19,886	18,156

Issuances of £580m comprises £500m 3.75% Fixed Rate Resetting Subordinated Callable Notes issued externally by Barclays PLC and £80m USD Floating Rate Notes issued externally by a Barclays subsidiary.

Redemptions of £296m comprises £266m USD Floating Rate Notes and £30m USD Fixed Rate Notes issued externally by Barclays subsidiaries.

Other movements predominantly include foreign exchange movements and fair value hedge adjustments.